Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
19. Subsequent Events
In February 2024, the Company prepaid $29.3 million of the term loan dated August 2021 (Note 9) using cash on hand and the related mortgages on the vessels Gas Elixir, Eco Nical, Eco Dominator, Gas Myth and Gas Cerberus were released.
Following
this loan repayment, the Swap
 7
(Note 10) was terminated and an amount of $
1.0
million was collected from the respective counterparty.
On April 23, 2024, the Company granted
525,247
of non-vested restricted shares under the Plan to the Company’s CEO, non-executive members of Board of Directors of the Company and employees of the Manager.
50
% of these shares vest on April 23, 2025 and the remaining
50
% vest on April 23, 2026.
On April 23, 2024, the Company granted options to acquire up to
123,000
shares of common stock under the Plan to the Company’s CEO non-executive members of Board of Directors of the Company and employees of the Manager.
50
% of these options vest in April 2025 and the remaining
50
% vest in April 2026.